Related Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate [Table Text Block]
The following table details total selling commissions and dealer manager fees incurred and payable to the Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees from Dealer Manager	$160,600	$9,833	$—	$92

Schedule Of Offering Costs Reimbursements to Related Party [Table Text Block]
The following table details offering costs reimbursements incurred and payable to the Advisor and Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Fees and expense reimbursements from the Advisor and Dealer Manager	$16,081	$4,383	$—	$220

Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table presents the amounts incurred and amounts contractually due and forgiven in connection with the operations related services described above as of and for the years ended December 31, 2012 and 2011 (amounts in thousands). No such fees where incurred during the period from October 15, 2010 (date of inception) through December 31, 2010.

	Year Ended December 31,
	2012		2011		Payable as of December 31,
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$24,785	$—	$1,292	$—	$—	$37
Financing coordination fees	2,505	—	51	—	—	—
Other expense reimbursements	460	—	13	—	—	—
Ongoing fees:
Asset management fees(1)	1,060	848	72	72	—	—
Property management and leasing fees	918	918	15	15	—	—
Total related party operations-related fees and reimbursements	$29,728	$1,766	$1,443	$87	$—	$37
_________________________________

(1)
Effective July 1, 2012, the Company issued (subject to approval by the board of directors) to the Advisor restricted performance-based Class B units for asset management services, which were forfeited immediately if certain conditions occur.